Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Effective tax rate	21.00%	21.00%	21.00%
Liability for uncertain tax position	$ 0
Unrecognized tax benefits	$ 0